UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6266

        Nuveen Florida Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:         3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Investment Quality Municipal Fund (NQF)
	March 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1% (1.2% of Total Investments)
$ 5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$5,253,150
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 3.5% (2.0% of Total Investments)
2,000	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,128,940
	University, Series 2004B, 5.625%, 4/01/34
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AAA	2,440,178
3,305	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AAA	3,515,495
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/11 at 101.00	AAA	596,890
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – MBIA Insured

8,170	Total Education and Civic Organizations			8,681,503

	Energy – 0.4% (0.2% of Total Investments)
900	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	903,942
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 10.4% (6.0% of Total Investments)
1,000	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	1,034,060
	Series 2005, 5.000%, 4/01/34
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	BBB+	1,053,860
3,385	5.000%, 6/01/38	6/16 at 100.00	BBB+	3,458,455
3,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	A+	3,096,360
	Health System, Series 2005B, 5.000%, 11/15/30
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	A3	1,043,600
2,330	5.250%, 10/01/34	10/13 at 100.00	A3	2,424,249
1,185	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,251,692
	General Hospital, Series 2006, 5.250%, 10/01/41
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32	4/17 at 100.00	A	3,609,830
	(WI/DD, Settling 4/04/07)
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/12 at 100.00	BBB+	2,440,981
	2002, 5.375%, 7/01/22
550	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001,	1/11 at 101.00	A–	585,640
	6.000%, 1/15/31
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,410	5.500%, 12/01/21	12/11 at 101.00	A	3,589,946
2,340	5.625%, 12/01/31	12/11 at 101.00	A	2,485,876

25,045	Total Health Care			26,074,549

	Housing/Multifamily – 0.5% (0.3% of Total Investments)
1,080	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	5/10 at 101.00	AAA	1,112,994
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
135	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	6/07 at 100.00	AA	137,726
	6.400%, 6/01/24

1,215	Total Housing/Multifamily			1,250,720

	Housing/Single Family – 1.0% (0.6% of Total Investments)
445	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	7/07 at 102.00	AA	449,481
	Issue, Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)
1,025	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/07 at 102.00	AAA	1,041,339
	7/01/29 – MBIA Insured (Alternative Minimum Tax)
1,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	Aa1	988,430
	7/01/31 (Alternative Minimum Tax)

2,470	Total Housing/Single Family			2,479,250

	Long-Term Care – 1.1% (0.7% of Total Investments)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,223,438
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,640,136

2,690	Total Long-Term Care			2,863,574

	Materials – 2.3% (1.4% of Total Investments)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,865,048
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)

	Tax Obligation/General – 8.8% (5.1% of Total Investments)
1,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,583,730
	Series 2002F, 5.000%, 6/01/22 – MBIA Insured
2,080	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 100.00	AAA	2,214,784
	Series 2003J, 5.000%, 6/01/21 – AMBAC Insured
9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	9,719,651
	Bonds, Series 2001C, 5.125%, 6/01/31 – FGIC Insured
8,000	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/12 at 100.00	AAA	8,597,520
	Refunding Bonds, Series 2002D, 5.375%, 6/01/16

20,810	Total Tax Obligation/General			22,115,685

	Tax Obligation/Limited – 54.7% (31.7% of Total Investments)
2,675	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	2,585,869
	Bonds, Series 2006, 4.750%, 5/01/34
5,625	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	6,074,550
	7/01/18 – FSA Insured
1,665	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,759,289
	MBIA Insured
1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	Aaa	1,334,976
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 – AMBAC Insured
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – MBIA Insured	5/13 at 100.00	AAA	1,777,961
5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series	6/07 at 101.00	AAA	5,060,150
	1996, 5.375%, 6/01/27 – MBIA Insured (Alternative Minimum Tax)
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AAA	3,184,800
	5.000%, 8/01/23 – MBIA Insured
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	AAA	6,478,150
	1986, 7.650%, 7/01/16 – FGIC Insured
1,575	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AAA	1,666,035
	5/01/24 – AMBAC Insured
2,190	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AAA	2,323,021
	10/01/25 – FGIC Insured
5,015	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	5,425,979
	10/01/21 – MBIA Insured
2,000	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,103,960
	2002, 5.000%, 10/01/22 – FGIC Insured
3,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AAA	3,159,840
	11/01/31 – AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
2,275	5.250%, 5/01/16 – RAAI Insured	5/12 at 102.00	AA	2,432,885
1,700	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	1,837,768
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	8/16 at 100.00	AAA	1,052,910
	8/01/30 – FGIC Insured
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002:
1,495	5.125%, 4/01/20 – AMBAC Insured	4/12 at 100.00	AAA	1,584,132
1,225	5.125%, 4/01/21 – AMBAC Insured	4/12 at 100.00	AAA	1,299,174
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	Aaa	3,983,519
2,000	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	Aaa	2,109,240
4,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	4,140,680
	8/01/28 – FSA Insured
2,560	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,692,147
	8/01/23 – FGIC Insured
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AAA	4,743,910
	Project, Series 2005A, 5.000%, 6/01/25 – AMBAC Insured
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AAA	2,719,400
	FSA Insured
820	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	AA	855,809
	5.000%, 5/01/30 – RAAI Insured
650	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	659,516
	5.450%, 5/01/36
	South Florida Water Management District, Certificates of Participation, Series 2006:
15,000	5.000%, 10/01/31 – AMBAC Insured (UB)	10/16 at 100.00	AAA	15,841,950
30,000	5.000%, 10/01/36 – AMBAC Insured (UB)	10/16 at 100.00	AAA	31,612,200
2,750	St. John’s County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,910,930
	10/01/23 – AMBAC Insured
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – MBIA Insured	No Opt. Call	AAA	1,452,913
2,835	5.750%, 10/01/25 – MBIA Insured	No Opt. Call	AAA	3,395,139
8,605	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15 –	10/12 at 100.00	AAA	9,307,770
	FSA Insured

128,610	Total Tax Obligation/Limited			137,566,572

	Transportation – 39.6% (23.0% of Total Investments)
11,500	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 –	10/11 at 101.00	AAA	12,007,379
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	2,260,424
	AMBAC Insured
3,500	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 – MBIA Insured	4/07 at 102.00	AAA	3,574,480
	(Alternative Minimum Tax)
6,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	Aa2	6,264,600
	2003C, 5.000%, 7/01/33
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	12,288,119
	5.125%, 10/01/28 – FGIC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,162,160
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,619,000
6,690	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B,	7/14 at 100.00	AAA	7,133,213
	5.000%, 7/01/20 – FGIC Insured
17,430	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	18,468,305
	5.000%, 7/01/31 – AMBAC Insured (UB)
1,750	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/09 at 101.00	AAA	1,852,760
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 –
	AMBAC Insured (Alternative Minimum Tax)
16,825	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2005A, 5.000%, 10/01/38	10/15 at 100.00	AAA	17,534,679
	(Alternative Minimum Tax) (UB)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	5,842,113
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
5,360	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	5,825,141
	7/01/16 – AMBAC Insured

95,095	Total Transportation			99,832,373

	U.S. Guaranteed – 26.6% (15.5% of Total Investments) (4)
7,225	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 0.000%, 10/01/20	10/08 at 48.83	AAA	3,340,118
	(Pre-refunded 10/01/08) – AMBAC Insured
20,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	21,292,799
	Group, Series 1999A-2, 6.000%, 11/15/31 (Pre-refunded 11/15/09)
4,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	A+ (4)	5,077,342
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,196,020
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
5,450	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A– (4)	5,935,704
	1/15/31 (Pre-refunded 1/15/11)
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (4)	6,611,880
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
3,695	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A (4)	4,066,089
	Healthcare System, Series 2002, 5.750%, 12/01/27 (Pre-refunded 12/01/12)
2,625	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1 (4)	2,818,541
	2001, 5.250%, 10/01/18 (Pre-refunded 10/01/11)
4,295	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1 (4)	4,629,237
	2002C, 5.250%, 10/01/18 (Pre-refunded 10/01/12)
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,156,373
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
5,375	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA– (4)	5,891,215
	(Pre-refunded 5/01/12)

65,835	Total U.S. Guaranteed			67,015,318

	Utilities – 10.0% (5.8% of Total Investments)
4,330	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,517,316
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,050	Jacksonville Beach, Florida, Utility Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/17 –	10/10 at 100.00	Aaa	1,094,457
	AMBAC Insured
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 –	No Opt. Call	AAA	4,667,223
	FGIC Insured
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	No Opt. Call	Aa1	5,385,650
	1992, 6.000%, 10/01/10
2,720	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	2,907,680
	2001, 5.250%, 10/01/18
705	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	755,147
	2002C, 5.250%, 10/01/18
5,550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	5,917,799
	FSA Insured

23,605	Total Utilities			25,245,272

	Water and Sewer – 11.2% (6.5% of Total Investments)
3,310	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AAA	3,833,609
	10/01/23 – AMBAC Insured
1,000	Jacksonville, Florida, Water and Sewer Revenue Bonds, United Water Florida Project, Series	8/07 at 100.00	AAA	1,008,150
	1995, 6.350%, 8/01/25 – AMBAC Insured (Alternative Minimum Tax)
1,525	Lee County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/20 –	10/13 at 100.00	Aaa	1,627,663
	MBIA Insured
8,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/09 at 101.00	AAA	8,522,025
	10/01/29 – FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2	1,248,167
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 –	10/13 at 100.00	Aaa	2,219,609
	FGIC Insured
2,780	Riviera Beach, Palm Beach County, Florida, Water and Sewerage Revenue Bonds, Series 2004,	10/14 at 100.00	Aaa	2,935,597
	5.000%, 10/01/24 – FGIC Insured
2,275	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/27 –	10/15 at 100.00	AAA	2,409,839
	FGIC Insured
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,941,290
	1992, 6.000%, 10/01/19 – MBIA Insured
	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001:
700	5.250%, 4/01/16 – MBIA Insured	4/11 at 101.00	AAA	745,528
1,585	5.000%, 4/01/20 – MBIA Insured	4/11 at 101.00	AAA	1,669,542

26,390	Total Water and Sewer			28,161,019

$ 411,235	Total Investments (cost $411,649,769) – 172.2%			433,307,975

	Floating Rate Obligations - (20.9%)			(52,835,000)

	Other Assets Less Liabilities – 1.2%			3,087,889

	Preferred Shares, at Liquidation Value – (52.5)%			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$251,560,864

Forward Swaps outstanding at March 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$15,500,000	Receive	BMA	3.698%	Quarterly	2/4/08	2/2/13	$(161,093)
JPMorgan	6,000,000	Receive	BMA	3.941	Quarterly	11/6/07	11/6/32	39,882

								$(121,211)

BMA – The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions, and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At March 31, 2007, the cost of investments was $358,488,082.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$22,116,764
Depreciation	(131,760)

Net unrealized appreciation (depreciation) of investments	$21,985,004

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2007

* Print the name and title of each signing officer under his or her signature.